CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the year		$ (3,096,169)		$ (4,443,871)		$ (8,572,722)
Items not involving cash:
Amortization of intangible assets		1,952,641		1,714,339		1,472,943
Depreciation of equipment		30,635		45,825		51,627
Stock-based compensation		257,313		560,093		1,117,642
Change in fair value of derivative liability		0		0		(31,834)
Change in fair value of acquisition consideration payable in equity		0		0		(537,381)
Changes in non-cash working capital items:
Accounts receivable		1,436,607		427,110		(1,300,575)
Deposits, prepaid expenses and other assets		(218,726)		(211,559)		30,275
Accounts payable and accrued liabilities		318,166		(133,761)		406,563
Deferred revenue		(398,121)		(1,001,741)		1,069,857
Due to related parties		32,272		(31,638)		(480,445)
Net cash flows generated by (used in) operating activities		314,618		(3,075,203)		(6,774,050)
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to equipment		(7,725)		(6,315)		(35,507)
Additions to intangible assets		(1,006,995)		(1,351,597)		(1,639,771)
Acquisition of Ziploop assets (Note 10)	[1]	(25,000)
Due to Swiss Post		0		0		(861,956)
Net cash flows used in investing activities		(1,039,720)		(1,357,912)		(2,537,234)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from common shares issued		3,018,950		3,375,076		5,275,554
Share issuance costs		(109,791)		(19,927)		(72,980)
Proceeds from warrants exercised		0		0		17,268
Proceeds from options exercised		0		15,888		14,600
(Repayment of) proceeds from working capital line of credit		(933,159)		(1,066,841)		2,000,000
Net cash flows provided by financing activities		1,976,000		2,304,196		7,234,442
Effect of exchange rate changes on cash		(43,099)		139,930		(244,156)
Change in cash for the year		1,207,799		(1,988,989)		(2,320,998)
Cash and cash equivalents, beginning of year		386,630	[2]	2,375,619		4,696,617
Cash and cash equivalents, end of year		$ 1,594,429	[2]	$ 386,630	[2]	$ 2,375,619

[1]	Note 10.
[2]	(Note 3)